Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2017
Estimated Useful Lives Of Depreciable Properties

With minor exceptions, the estimated useful lives of depreciable properties (estimated economic life) are as follows:

Digital switch equipment (including wireless telecommunications equipment)	8 to 16 years
Cables	13 to 36 years
Tubes and tunnels	50 years
Reinforced concrete buildings	42 to 56 years
Machinery, vessels and tools	3 to 26 years